UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


MARCH 31, 2006

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  MAY 11, 2006


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	93
Form 13F Information Table Value Total:	$508,505

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III










            FORM 13F










   AS OF MARCH 31, 2006






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ACTIVISION INC (NEW) CMN
Common
004930202

915,684
                    66,402
X


Walter Harrison
X


ADTRAN INC
Common
00738A106

971,535
                    37,124
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP INC CMN
Common
008252108

3,215,784
                    30,164
X


Walter Harrison
X


ALCATEL SPON ADRSPONSOREDADR CMN
Common
013904305

399,892
                    25,967
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104

23,508,529
                  304,633
X


Walter Harrison
X


ALLIED CAPITAL CORPORATION CMN
Common
01903Q108

471,607
                    15,412
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103

17,952,806
                  253,356
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

4,847,640
                    60,900
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES
L
Common
02364W105

1,556,843
                    45,442
X


Walter Harrison
X


AMERICAN EAGLE OUTFITTERS INC
Common
02553E106

1,210,136
                    40,527
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205

2,307,773
                  552,231
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

4,014,947
                  365,660
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102

14,872,915
                  412,678
X


Walter Harrison
X


BIO REFERENCE LABORATORIES
Common
09057G602

721,600
                    40,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103

218,472
                    35,698
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103

1,851,481
                    53,511
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASSA
Common
111320107

1,132,518
                    26,240
X


Walter Harrison
X


CANON INC. CMN
Common
138006101

5,459,842
                    82,500
X


Walter Harrison
X


CANON INC. ADR
Common
138006309

13,210
                          200
X


Walter Harrison
X


CAPITAL CROSSING BANK CMN
Common
140071101

12,106,800
                  380,000
X


Walter Harrison
X


CAREMARK RX INC CMN
Common
141705103

13,180,142
                  267,998
X


Walter Harrison
X


CELGENE CORP CMN
Common
151020104

775,088
                    17,528
X


Walter Harrison
X


CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107

1,318,335
                      2,946
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101

14,256,376
                  329,551
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101

6,021,926
                  453,800
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300

1,504,205
                    58,055
X


Walter Harrison
X


COMPUTER ASSOC INTL INC. CMN
Common
204912109

9,583,008
                  352,187
X


Walter Harrison
X


CONCURRENT COMPUTER CORP
Common
206710204

149,775
                    46,370
X


Walter Harrison
X


CORNING INCORPORATED
Common
219350105

376,988
                    14,004
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102

7,852,119
                  304,700
X


Walter Harrison
X


DESIGN WITHIN REACH CMN
Common
250557105

1,326,521
                  233,132
X


Walter Harrison
X


ECI TELECOM
Common
268258100

446,561
                    39,414
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108

21,681,915
                  232,215
X


Walter Harrison
X


FAIRFAX FINANCIAL HOLDINGS LTD
Preferred
26926Q108

-
                      2,000
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109

9,783,013
                  190,331
X


Walter Harrison
X


FIRST REPUBLIC BANK CMN
Common
336158100

13,039,391
                  344,775
X


Walter Harrison
X


FOUNDATION COAL HOLDINGS
Common
35039W100

928,077
                    22,559
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107

24,274,187
                  514,829
X


Walter Harrison
X


FREDDIE MAC CMN
Common
313400301

13,328,988
                  218,508
X


Walter Harrison
X


GLOBAL CROSSING LTD
Common
G3921A175

1,207,844
                    45,579
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508

366,210
                          939
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

6,612,333
                    84,817
X


Walter Harrison
X


HEWLETT-PACKARD CO. CMN
Common
428236103

1,260,136
                    38,302
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100

4,663,033
                  961,450
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102

2,171,259
                    51,330
X


Walter Harrison
X


INTEL CORP CMN
Common
458140100

647,901
                    33,294
X


Walter Harrison
X


INTUITIVE SURGICAL, INC. CMN
Common
46120E602

744,934
                      6,313
X


Walter Harrison
X


ITLA CAP CORP CMN
Common
450565106

13,969,334
                  289,700
X


Walter Harrison
X


JUNIPER NETWORKS INC
Common
48203R104

1,003,628
                    52,491
X


Walter Harrison
X


LABORATORY CORPORATION OF AMERCMN
Common
50540R409

3,926,581
                    67,144
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109

1,823,488
                  167,600
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101

565,074
                    27,605
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309

4,848,428
                  245,490
X


Walter Harrison
X


LIBERTY MEDIA CORP NEW CMN SERIESA
Common
530718105

8,134,263
                  990,775
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON CMN
Common
542307103

4,129,426
                  145,300
X


Walter Harrison
X


MASSEY ENERGY CORP
Common
576206106

10,196,989
                  282,700
X


Walter Harrison
X


METTLER-TOLEDO INTL
Common
592688105

10,128,069
                  167,850
X


Walter Harrison
X


MORGAN STANLEY CMN
Common
617446448

2,475,987
                    39,414
X


Walter Harrison
X


MOTIVE INC
Common
61980V107

623,392
                  159,844
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103

4,888,027
                  278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

5,197,335
                  312,904
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201

1,613,301
                    27,358
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC CMN
Common
659424105

15,568,142
                  539,998
X


Walter Harrison
X


OCWEN FINANCIAL CORP CMN
Common
675746101

6,614,844
                  647,245
X


Walter Harrison
X


PEABODY ENERGY CORP
Common
704549104

892,912
                    17,713
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104

9,566,898
                  283,800
X


Walter Harrison
X


PFIZER INC
Common
717081103

6,147,764
                  246,700
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

1,782,638
                    54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

833,051
                    18,826
X


Walter Harrison
X


PRICE COMMUNICATIONS CORP NEW CMN
Common
741437305

2,722,986
                  153,928
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101

35,855,004
                  933,238
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

1,741,288
                    34,406
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101

14,387,580
                  238,798
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305

1,031,280
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402

15,972,041
                  368,699
X


Walter Harrison
X


RESEARCH IN MOTION
Common
760975102

819,347
                      9,653
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A CMN CLASSA
Common
761695105

17,445,779
                  614,288
X


Walter Harrison
X


RSA SECURITY INC
Common
749719100

1,705,341
                    95,058
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

687,462
                  133,229
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT CMN
Common
831758107

2,998,901
                  521,548
X


Walter Harrison
X


TD AMERITRADE HOLDING CORP
Common
87236Y108

1,042,603
                    49,957
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

99,864
                    11,545
X


Walter Harrison
X


TELLABS INC. CMN
Common
879664100

1,052,357
                    66,186
X


Walter Harrison
X


TERADYNE INC CMN
Common
880770102

1,123,389
                    72,430
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209

6,181,077
                  150,099
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105

2,639,153
                  157,186
X


Walter Harrison
X


TRIDENT MICROSYSTEMS
Common
895919108

1,312,233
                    45,156
X


Walter Harrison
X


ULTRATECH INC
Common
904034105

347,347
                    14,189
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304

6,410,978
                  210,196
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102

754,110
                    13,500
X


Walter Harrison
X


WELLPOINT INC CMN
Common
94973V107

1,141,783
                    14,746
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108

9,853,758
                  287,617
X


Walter Harrison
X


YRC WORLDWIDE INC
Common
984249102

10,999,340
                  289,000
X


Walter Harrison
X














Total Market Value


508,504,851







